Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31, 2012	December 31, 2013
Cost
Construction in progress	1,646	424
Plant and buildings	34,230	35,259
Machinery and equipment	39,359	42,851
Motor vehicles	1,831	1,884
Equipment and furniture	2,480	2,620
Leasehold improvements	9,692	12,386
Total cost	$89,238	$95,424

Less: Accumulated depreciation
Construction in progress	—	—
Plant and buildings	4,603	6,455
Machinery and equipment	11,922	15,658
Motor vehicles	1,423	1,653
Equipment and furniture	1,253	1,546
Leasehold improvements	866	2,149
Total accumulated depreciation	$20,067	$27,461

Property, plant and equipment net	$69,171	$67,963